UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Clean Technology Fund
	Shares	Value ($)
Common Stocks 100.1%
Austria 2.3%
Andritz AG	3,960	203,869
Verbund AG	5,160	104,298

(Cost $389,528)		308,167
Belgium 0.8%
Barco NV (Cost $119,941)	1,775	106,451
Canada 0.8%
Potash Corp. of Saskatchewan, Inc. (Cost $118,820)	2,700	110,547
France 2.8%
Compagnie de Saint-Gobain (Cost $444,020)	10,810	369,804
Germany 2.8%
Bilfinger Berger SE (Cost $357,576)	4,460	374,263
Hong Kong 4.7%
China Everbright International Ltd.	132,000	65,352
Guangdong Investment Ltd.	745,000	552,207

(Cost $523,983)		617,559
Japan 15.1%
Komatsu Ltd.	5,100	101,270
Nidec Corp.	7,685	607,639
Nissan Motor Co., Ltd.	65,560	615,873
Toray Industries, Inc.	92,800	569,432
Toyota Motor Corp.	2,600	103,393

(Cost $2,169,026)		1,997,607
Korea 5.5%
Duksan Hi-Metal Co., Ltd.*	2,000	38,550
LG Chem Ltd.	440	117,489
Samsung Electronics Co., Ltd.	380	415,066
Sung Kwang Bend Co., Ltd.	3,910	83,623
TK Corp.	2,872	72,548

(Cost $686,777)		727,276
Netherlands 4.9%
Royal Imtech NV (Cost $634,782)	24,884	641,959
Philippines 0.8%
Metro Pacific Investments Corp. (Cost $109,886)	1,110,000	110,250
Portugal 1.9%
Galp Energia, SGPS, SA "B" (Cost $294,742)	17,000	254,886
Spain 1.7%
Ebro Foods SA	7,000	114,916
Ence Energia y Celulosa SA	43,631	103,004

(Cost $240,714)		217,920
Sweden 1.4%
Billerud (Cost $202,177)	22,700	187,358
Switzerland 7.7%
ABB Ltd. (Registered)*	44,200	767,150
Sulzer AG (Registered)	1,867	251,949

(Cost $1,114,480)		1,019,099
United Kingdom 5.3%
BG Group PLC (Cost $770,963)	34,000	693,491
United States 41.6%
AES Corp.*	12,100	137,819
Altera Corp.	2,700	100,791
Anadarko Petroleum Corp.	670	46,411
Aqua America, Inc.	9,600	240,000
Calpine Corp.*	29,700	521,235
Cummins, Inc.	3,970	385,527
Danaher Corp.	21,520	1,152,826
Dover Corp.	1,610	93,074
EQT Corp.	2,490	134,360
Flowserve Corp.	4,300	548,938
General Electric Co.	26,000	538,460
General Motors Co.*	24,040	513,254
Honeywell International, Inc.	1,500	87,675
Kinder Morgan, Inc.	3,900	139,503
Power Integrations, Inc.	1,745	60,447
UGI Corp.	26,600	810,768

(Cost $5,262,382)		5,511,088

Total Common Stocks (Cost $13,439,797)		13,247,725
Cash Equivalents 0.6%
Central Cash Management Fund, 0.14% (a) (Cost $83,128)	83,128	83,128

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $13,522,925) †	100.7	13,330,853
Other Assets and Liabilities, Net	(0.7)	(89,602)

Net Assets	100.0	13,241,251

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $13,523,254.  At August 31, 2012, net unrealized depreciation for all securities based on tax cost was $192,401.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $669,231 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $861,632.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
At August 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Euro Stoxx 50 Index	EUR	9/21/2012	5	153,200	(2,453)
S&P 500 E-Mini Index	USD	9/21/2012	7	491,785	(1,015)
Total unrealized depreciation					(3,468)

Currency Abbreviations

EUR	Euro
USD	United States Dollar

At August 31, 2012 the DWS Clean Technology Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Industrials	6,345,926	47.9%
Utilities	2,366,327	17.9%
Energy	1,268,651	9.6%
Consumer Discretionary	1,232,520	9.3%
Materials	1,087,830	8.2%
Information Technology	721,305	5.4%
Consumer Staples	114,916	0.9%
Financials	110,250	0.8%
Total	13,247,725	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	$—	$308,167	$—	$308,167
Belgium	—	106,451	—	106,451
Canada	110,547	—	—	110,547
France	—	369,804	—	369,804
Germany	—	374,263	—	374,263
Hong Kong	—	617,559	—	617,559
Japan	—	1,997,607	—	1,997,607
Korea	—	727,276	—	727,276
Netherlands	—	641,959	—	641,959
Philippines	—	110,250	—	110,250
Portugal	—	254,886	—	254,886
Spain	—	217,920	—	217,920
Sweden	—	187,358	—	187,358
Switzerland	—	1,019,099	—	1,019,099
United Kingdom	—	693,491	—	693,491
United States	5,511,088	—	—	5,511,088
Short-Term Investment	83,128	—	—	83,128
Total	$5,704,763	$7,626,090	$—	$13,330,853
Liabilities
Derivatives(b)	$—	$(3,468)	$—	$(3,468)
Total	$—	$(3,468)	$—	$(3,468)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(b)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2012 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(3,468)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Clean Technology Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012